Income Taxes (Loss Before Income Taxes) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S. operations			$ (211,405)	$ (137,952)	$ (138,368)
Foreign operations			532	(40)	336
Loss before income taxes	$ (122,454)	$ (86,575)	$ (210,873)	$ (137,992)	$ (138,032)